Guarantor and Non-Guarantor Financial Information - Condensed Consolidated Statements of Income (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended										12 Months Ended
	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues:
Rental income											$ 419,063	$ 409,068	$ 398,534
Tenant reimbursements											107,149	114,277	113,291
Property management fee revenue											2,318	1,584	3,212
Other rental income											999	4,734	5,033
Total revenues	133,512		133,279		131,652	131,086	134,686	131,464	134,106	129,407	529,529	529,663	520,070
Expenses:
Property operating costs											209,041	203,344	192,613
Depreciation											111,248	101,576	94,389
Amortization											49,600	54,045	37,315
General and administrative											20,766	25,073	28,128
Operating Expenses											390,655	384,038	352,445
Real estate operating income	34,541		33,967		35,694	34,672	32,764	36,961	35,979	39,921	138,874	145,625	167,625
Other income (expense):
Interest expense											(65,023)	(65,817)	(66,486)
Interest and other income											833	2,866	3,486
Litigation settlement expense			(7,500)								(7,500)	0	0
Net casualty loss	(5,200)										(5,170)	0	0
Equity in income of unconsolidated joint ventures											923	1,619	2,633
Gain on consolidation of variable interest entity											0	1,532	0
Gain on extinguishment of debt											0	1,039	0
Nonoperating Income (Expense)											(75,937)	(58,761)	(60,367)
Income from continuing operations	13,328	[1]	10,926	[2]	20,282	18,401	17,854	21,140	17,946	29,924	62,937	86,864	107,258
Discontinued operations:
Operating income, excluding impairment loss											2,705	15,535	23,540
Impairment loss											0	0	(9,587)
Gain/(loss) on sale of real estate assets											27,577	122,657	(817)
Income from discontinued operations	1,114		(91)		10,430	18,829	101,170	29,890	3,085	4,047	30,282	138,192	13,136
Net income											93,219	225,056	120,394
Less: Net income attributable to noncontrolling interest											(15)	(15)	(15)
Net income attributable to Piedmont	14,438		10,831		30,708	37,227	119,020	51,026	21,028	33,967	93,204	225,041	120,379
Parent Company [Member]
Revenues:
Rental income											75,523	70,943	73,566
Tenant reimbursements											17,495	19,003	19,172
Property management fee revenue											13,982	14,235	15,155
Other rental income											639	817	3,610
Total revenues											107,639	104,998	111,503
Expenses:
Property operating costs											37,246	41,123	40,784
Depreciation											24,345	22,038	22,019
Amortization											5,562	4,898	5,070
General and administrative											19,804	25,030	27,224
Operating Expenses											86,957	93,089	95,097
Real estate operating income											20,682	11,909	16,406
Other income (expense):
Interest expense											(12,530)	(8,991)	(14,657)
Interest and other income											12,226	11,975	15,235
Litigation settlement expense											(7,500)
Net casualty loss											(5,195)
Equity in income of unconsolidated joint ventures											923	1,619	2,633
Gain on consolidation of variable interest entity												0
Gain on extinguishment of debt												0
Nonoperating Income (Expense)											(12,076)	4,603	3,211
Income from continuing operations											8,606	16,512	19,617
Discontinued operations:
Operating income, excluding impairment loss											2,423	4,028	7,230
Impairment loss													0
Gain/(loss) on sale of real estate assets											27,577	12,152	0
Income from discontinued operations											30,000	16,180	7,230
Net income											38,606	32,692	26,847
Less: Net income attributable to noncontrolling interest											0	0	0
Net income attributable to Piedmont											38,606	32,692	26,847
Guarantor Subsidiaries [Member]
Revenues:
Rental income											0	0	0
Tenant reimbursements											0	0	0
Property management fee revenue											0	0	0
Other rental income											0	0	0
Total revenues											0	0	0
Expenses:
Property operating costs											0	0	0
Depreciation											0	0	0
Amortization											0	0	0
General and administrative											294	(50)	248
Operating Expenses											294	(50)	248
Real estate operating income											(294)	50	(248)
Other income (expense):
Interest expense											0	0	0
Interest and other income											15	0	0
Litigation settlement expense											0
Net casualty loss											0
Equity in income of unconsolidated joint ventures											0	0	0
Gain on consolidation of variable interest entity												0
Gain on extinguishment of debt												0
Nonoperating Income (Expense)											15	0	0
Income from continuing operations											(279)	50	(248)
Discontinued operations:
Operating income, excluding impairment loss											0	0	0
Impairment loss													0
Gain/(loss) on sale of real estate assets											0	0	0
Income from discontinued operations											0	0	0
Net income											(279)	50	(248)
Less: Net income attributable to noncontrolling interest											0	0	0
Net income attributable to Piedmont											(279)	50	(248)
Non-Guarantor Subsidiaries [Member]
Revenues:
Rental income											347,146	339,082	324,981
Tenant reimbursements											89,701	95,313	94,127
Property management fee revenue											344	274	262
Other rental income											360	3,917	1,423
Total revenues											437,551	438,586	420,793
Expenses:
Property operating costs											187,267	175,202	163,134
Depreciation											86,903	79,538	72,370
Amortization											44,038	49,147	32,245
General and administrative											23,574	24,570	22,737
Operating Expenses											341,782	328,457	290,486
Real estate operating income											95,769	110,129	130,307
Other income (expense):
Interest expense											(63,807)	(68,026)	(63,029)
Interest and other income											(94)	2,091	(549)
Litigation settlement expense											0
Net casualty loss											25
Equity in income of unconsolidated joint ventures											0	0	0
Gain on consolidation of variable interest entity												1,532
Gain on extinguishment of debt												1,039
Nonoperating Income (Expense)											(63,876)	(63,364)	(63,578)
Income from continuing operations											31,893	46,765	66,729
Discontinued operations:
Operating income, excluding impairment loss											282	11,507	16,310
Impairment loss													(9,587)
Gain/(loss) on sale of real estate assets											0	110,505	(817)
Income from discontinued operations											282	122,012	5,906
Net income											32,175	168,777	72,635
Less: Net income attributable to noncontrolling interest											(15)	(15)	(15)
Net income attributable to Piedmont											32,160	168,762	72,620
Consolidation, Eliminations [Member]
Revenues:
Rental income											(3,606)	(957)	(13)
Tenant reimbursements											(47)	(39)	(8)
Property management fee revenue											(12,008)	(12,925)	(12,205)
Other rental income											0	0	0
Total revenues											(15,661)	(13,921)	(12,226)
Expenses:
Property operating costs											(15,472)	(12,981)	(11,305)
Depreciation											0	0	0
Amortization											0	0	0
General and administrative											(22,906)	(24,477)	(22,081)
Operating Expenses											(38,378)	(37,458)	(33,386)
Real estate operating income											22,717	23,537	21,160
Other income (expense):
Interest expense											11,314	11,200	11,200
Interest and other income											(11,314)	(11,200)	(11,200)
Litigation settlement expense											0
Net casualty loss											0
Equity in income of unconsolidated joint ventures											0	0	0
Gain on consolidation of variable interest entity												0
Gain on extinguishment of debt												0
Nonoperating Income (Expense)											0	0	0
Income from continuing operations											22,717	23,537	21,160
Discontinued operations:
Operating income, excluding impairment loss											0	0	0
Impairment loss													0
Gain/(loss) on sale of real estate assets											0	0	0
Income from discontinued operations											0	0	0
Net income											22,717	23,537	21,160
Less: Net income attributable to noncontrolling interest											0	0	0
Net income attributable to Piedmont											$ 22,717	$ 23,537	$ 21,160

[1]	Includes $5.2 million in net casualty loss due to damage and related expenses incurred as a result of Hurricane Sandy.
[2]	Includes $7.5 million of litigation settlement expense related to agreements in principle to settle Piedmont's two outstanding class action lawsuits.